Fair Value (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value
Schedule of derivative financial liabilities and assets

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2025	2024	2025	2024
Financial Assets
Other long-term receivables (level 3)	452	395	452	395
Prepayment option (level 3)	170	112	170	112
Trade and other receivables (level 3)	3,974	4,293	3,974	4,293
Foreign currency swaps and forwards (level 2)	493	—	493	—
Other current assets (level 3)	292	739	292	739
Cash and cash equivalents (level 1)	22,729	34,186	22,729	34,186
Financial assets (level 1)	20,257	51,369	20,257	51,369

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2025	2024	2025	2024
Financial liabilities
Loan facility agreement (level 3)	7,093	6,898	7,915	7,151
Synthetic warrants (level 3)	2,696	3,204	2,696	3,204
Foreign currency swaps and forwards (level 2)	—	353	—	353
Recoverable cash advances (level 3)	9,385	8,871	9,385	8,871
Trade and other liabilities (level 1 and 3)	10,961	11,338	10,961	11,338